CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions		Total shareholders' equity Adjusted balance CNY (¥)	Total shareholders' equity CNY (¥)	Ordinary Shares Adjusted balance CNY (¥) shares	Ordinary Shares CNY (¥) shares		Additional paid-in capital Adjusted balance CNY (¥)	Additional paid-in capital CNY (¥)	Treasury shares Adjusted balance CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve Adjusted balance CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables Adjusted balance CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves Adjusted balance CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments Adjustment CNY (¥)	Cumulative translation adjustments Adjusted balance CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on available-for-sale securities interest rate swaps and others Adjustment CNY (¥)	Unrealized gains (losses) on available-for-sale securities interest rate swaps and others Adjusted balance CNY (¥)	Unrealized gains (losses) on available-for-sale securities interest rate swaps and others CNY (¥)	Retained earnings Adjustment CNY (¥)	Retained earnings Adjusted balance CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest Adjusted balance CNY (¥)	Noncontrolling interest CNY (¥)	Adjusted balance CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Mar. 31, 2018		¥ 365,822	¥ 365,822	¥ 1	¥ 1		¥ 186,764	¥ 186,764	¥ (2,233)	¥ (2,233)	¥ (361)	¥ (361)	¥ (163)	¥ (163)	¥ 4,378	¥ 4,378	¥ (32)	¥ (3,626)	¥ (3,594)	¥ (8,164)	¥ 513	¥ 8,677	¥ 8,196	¥ 180,549	¥ 172,353	¥ 70,616	¥ 70,616	¥ 436,438	¥ 436,438
Balance (in shares) at Mar. 31, 2018 | shares	[1]			20,575,438,744	20,575,438,744
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment			479											(12)					452			39					577		1,056
Share of additional paid-in capital and other comprehensive income of equity method investees			724					142											582										724
Change in fair value of interest rate swaps under hedge accounting and others			(295)																			(295)							(295)
Net income for the year			87,886																						87,886		(7,214)		80,672
Acquisition of subsidiaries			7,515					7,515																			49,805		57,320
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options			354					228						126															354
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares	[1]				208,011,512
Repurchase and retirement of ordinary shares			(10,872)					(1,013)																	(9,859)				(10,872)
Repurchase and retirement of ordinary shares (in shares) | shares	[1]				(86,973,680)
Transactions with noncontrolling interests			3,412					3,412																			406		3,818
Amortization of compensation cost			35,015					35,015																			2,586		37,601
Disposal of the Company's shares by Suning.com Co., Ltd.			2,233							¥ 2,233																			2,233
Appropriation to statutory reserves																690									(690)
Others			(16)					(280)				264															(450)		(466)
Balance at Mar. 31, 2019			492,257		¥ 1			231,783				(97)		(49)		5,068			(2,592)			257			257,886		116,326		608,583
Balance (in shares) at Mar. 31, 2019 | shares	[1]				20,696,476,576
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment			2,712											(2)					2,711			3					344		3,056
Share of additional paid-in capital and other comprehensive income of equity method investees			(732)					(186)											(537)			(9)							(732)
Change in fair value of interest rate swaps under hedge accounting and others			(507)																			(507)							(507)
Net income for the year			149,433																						149,433		(8,959)		140,474
Acquisition of subsidiaries			2,252					2,252																			(501)		1,751
Acquisition of subsidiaries (in shares) | shares	[1]				14,329,896
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options			960					960																					960
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares	[1]				206,246,032
Issuance of shares - global offering, net of issuance costs			91,112					91,112																					91,112
Issuance of shares - global offering, net of issuance costs (in shares) | shares	[1]				575,000,000
Repurchase and retirement of ordinary shares (in shares) | shares	[1]				(57,560)
Transactions with noncontrolling interests			(9,629)					(9,629)																			4,138		(5,491)
Amortization of compensation cost			27,584					27,584																			4,009		31,593
Appropriation to statutory reserves																1,032									(1,032)
Others			(41)					(169)				¥ 97							31								(210)		(251)
Balance at Mar. 31, 2020			755,401		¥ 1			343,707						(51)		6,100			(387)			(256)			406,287		115,147		¥ 870,548
Balance (in shares) at Mar. 31, 2020 | shares					21,491,994,944	[1]																							21,491,994,944	21,491,994,944
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment			(17,071)											4					(17,092)			17					(1,571)		¥ (18,642)
Share of additional paid-in capital and other comprehensive income of equity method investees			(747)					702											(1,451)			2					1		(746)
Change in fair value of interest rate swaps under hedge accounting and others			104																			104							104	$ 16
Net income for the year			150,578																						150,578		(7,434)		143,144
Acquisition of subsidiaries			1,836					1,836																			28,389		30,225
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options			205					205																					205
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares					211,562,920
Repurchase and retirement of ordinary shares			(773)					(79)																	(694)				(773)
Repurchase and retirement of ordinary shares (in shares) | shares					(4,526,416)
Transactions with noncontrolling interests			1,201					1,201																			(507)		694
Amortization of compensation cost			47,006					47,006																			3,983		50,989
Appropriation to statutory reserves																1,247									(1,247)
Others			(270)					(270)																			(517)		(787)
Balance at Mar. 31, 2021			¥ 937,470		¥ 1			¥ 394,308						¥ (47)		¥ 7,347			¥ (18,930)			¥ (133)			¥ 554,924		¥ 137,491		¥ 1,074,961	$ 164,071
Balance (in shares) at Mar. 31, 2021 | shares					21,699,031,448																								21,699,031,448	21,699,031,448

[1]	Note: The number of shares has been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).